Expense Example - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2035 Fund - Fidelity Advisor Freedom Blend 2035 Fund - Class Z6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 343